Deferred income tax assets and liabilities (Movements in deferred income tax liabilities without taking into consideration offsetting) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	¥ (5,486,905)	¥ (5,977,815)
Disposal of other equity instrument investments	167,182
Disposal of subsidiaries credited to profit or loss		(98,618)
Credited/(charged) to profit or loss	588,302	590,763
Charged to other comprehensive income	(64,943)	23,916
Currency translation differences	(25,383)	(25,151)
End of the year	(4,821,747)	(5,486,905)
Hedging reserve [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	0	(24,261)
Disposal of other equity instrument investments	0
Credited/(charged) to profit or loss	0	0
Charged to other comprehensive income	0	24,261
Currency translation differences	0	0
End of the year	0	0
Fair value gains [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(108,970)	(108,625)
Disposal of other equity instrument investments	167,182
Credited/(charged) to profit or loss	0	0
Charged to other comprehensive income	(64,943)	(345)
Currency translation differences	0	0
End of the year	(6,731)	(108,970)
Amortization of land use rights [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(982,445)	(1,010,606)
Disposal of other equity instrument investments	0
Credited/(charged) to profit or loss	36,507	28,760
Charged to other comprehensive income	0	0
Currency translation differences	(738)	(599)
End of the year	(946,676)	(982,445)
Depreciation [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(3,407,818)	(3,820,274)
Disposal of other equity instrument investments	0
Disposal of subsidiaries credited to profit or loss		(98,618)
Credited/(charged) to profit or loss	412,408	518,843
Charged to other comprehensive income	0	0
Currency translation differences	(1,781)	(7,769)
End of the year	(2,997,191)	(3,407,818)
Power generation licence [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(682,543)	(665,760)
Disposal of other equity instrument investments	0
Disposal of subsidiaries credited to profit or loss		0
Credited/(charged) to profit or loss	0	0
Charged to other comprehensive income	0	0
Currency translation differences	(22,864)	(16,783)
End of the year	(705,407)	(682,543)
Mining rights [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(129,383)	(129,383)
Disposal of other equity instrument investments	0
Disposal of subsidiaries credited to profit or loss		0
Credited/(charged) to profit or loss	0	0
Charged to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	(129,383)	(129,383)
Territorial water use right [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(2,409)	(2,409)
Disposal of other equity instrument investments	0
Disposal of subsidiaries credited to profit or loss		0
Credited/(charged) to profit or loss	0	0
Charged to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	(2,409)	(2,409)
Right of use assets [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	0	0
Disposal of other equity instrument investments	0
Disposal of subsidiaries credited to profit or loss		0
Credited/(charged) to profit or loss	(120)	0
Charged to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	(120)	0
Others [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(173,337)	(216,497)
Disposal of other equity instrument investments	0
Credited/(charged) to profit or loss	139,507	43,160
Charged to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	¥ (33,830)	¥ (173,337)